Share-based payments - ESP Option Activity (Details) - ESP	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	1,120,426	1,039,030
Contributions (in shares)	623,705	671,911
Dividends credited (in shares)	57,083	56,926
Vested (in shares)	(523,359)	(501,089)
Forfeited (in shares)	(153,657)	(146,352)
Ending balance, outstanding (in shares)	1,124,198	1,120,426
Weighted average fair value at measurement date, other equity instruments granted | $	$ 60	$ 55